Leases	12 Months Ended
Dec. 29, 2012
Leases
16.	LEASES

The Company leases various warehouse and office facilities and certain equipment under operating and capital lease agreements that expire at various dates and in some instances contain renewal provisions. The Company expenses operating lease costs, including any scheduled rent increases, rent holidays or landlord concessions, on a straight-line basis over the lease term. The Company also has an unfunded lease obligation on its Perth Amboy, New Jersey distribution facility through 2023.

The Company is obligated under the above mentioned noncancelable lease agreements to make future minimum lease payments, together with contractual sublease income, as of December 29, 2012 as follows (in thousands):

	Unfunded Lease Obligation	Capital Leases	Operating Leases	Sublease Income	Net

2013	$3,819	$2,039	$40,735	$(1,930)	$44,663
2014	4,172	3,171	33,711	(1,907)	39,147
2015	4,172	3,237	28,864	(1,840)	34,433
2016	4,269	3,304	24,524	(1,325)	30,772
2017	4,269	3,371	20,132	(702)	27,070
Thereafter	28,169	27,385	79,157	—	134,711

Total minimum lease payments (receipts)	48,870	42,507	$227,123	$(7,704)	$310,796

Less amount representing interest	(16,696)	(11,432)

Present value of minimum lease payments	$32,174	$31,075

Total lease expense, included in distribution, selling and administrative costs in the Company’s consolidated statements of comprehensive loss, for operating leases for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011 was $50 million, $54 million and $56 million, respectively.